UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and

Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2015

Date of reporting period: 09/30/2014

Item 1 – Report to Stockholders

2

SEPTEMBER 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Shareholder Letter

Dear Shareholder,

The fourth quarter of 2013 was a generally strong period for most risk assets such as equities and high yield bonds even as investors grappled with uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or ”taper”) its asset purchase programs. A prolonged debate over the U.S. debt ceiling and partial government shutdown roiled financial markets at the start of the period, but stocks quickly resumed their upward course once a compromise was struck in mid-October. Higher quality fixed income and emerging market investments, however, began to struggle as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes moved higher in the first half of 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however, as a number of developing economies showed signs of stress while facing the onset of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were assuaged by increasing evidence that the softer U.S. data was a temporary and weather-related trend, and forecasts pointed to growth picking up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings, increased merger-and-acquisition activity and, perhaps most importantly, a dovish tone from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the ongoing low-rate environment, investors looked to equities as a source of yield, pushing major indices to record levels. As stock prices continued to move higher, investors soon became wary of stretched valuations and a new theme emerged. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks, where earnings growth had not kept pace with market gains. In contrast, emerging market stocks benefited from the trend after having suffered heavy selling pressure earlier in the year.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are high. Consequently, markets came under pressure in July as geopolitical turmoil intensified in Gaza, Iraq and Ukraine and financial troubles boiled over in Argentina and Portugal. Investors regained some confidence in August and, although volatility ticked up, markets briefly rebounded amid renewed comfort that the Fed would continue to keep rates low and hopes that the European Central Bank would increase stimulus. However, markets swiftly reversed in September as improving U.S. economic indicators raised the likelihood of the Fed increasing short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened, ultimately putting a strain on investor flows. High valuations combined with impending rate hikes and tighter credit conditions stoked increasing volatility in financial markets. Escalating global risks added to uncertainty as the U.S. renewed its involvement in Iraq, the European Union imposed additional sanctions against Russia, and Scottish voters contemplated a referendum for the region’s independence from the UK. In this environment, most asset classes saw steep declines over the final month of the period.

U.S. large cap stocks were the strongest performers for the six- and 12-month periods ended September 30, 2014, while U.S. small cap and international stocks lagged. Emerging market equities endured some hearty swings in sentiment during the period, yet the asset class generated modest gains. Most fixed income assets produced positive results even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

The economic and monetary environment has remained generally supportive of financial markets, although higher stock valuations combined with expectations for higher U.S. rates has caused volatility to rise, albeit from levels below the historical norm.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2014
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.42%	19.73%
U.S. small cap equities (Russell 2000® Index)	(5.46)	3.93
International equities (MSCI Europe, Australasia, Far East Index)	(2.03)	4.25
Emerging market equities (MSCI Emerging Markets Index)	2.87	4.30
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.42	4.29
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.21	3.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.21	8.29
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	0.50	7.19
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2014

The factors that detracted from U.S. growth in the first quarter of 2014 proved to be temporary as economic data improved sharply in the second quarter. After contracting by 2.1% in the first quarter, U.S. gross domestic product (“GDP”) grew at a seasonally adjusted rate of 4.6% in the second quarter. Economic momentum continued through the summer and the unemployment rate fell to 5.9% by September. As noted in the minutes of the September Federal Open Market Committee (“FOMC”) meeting, economic activity was “moderate” and the labor market continued to improve. Broad inflation measures, after picking up slightly in the later part of the second quarter, again receded, and remained below the FOMC’s target rate of 2%. Against this backdrop, the FOMC maintained its course during the six-month period, making no change to its target range for the federal funds rate of 0.00% to 0.25% and continuing to gradually pare down its asset purchase programs by $10 billion at each of its scheduled meetings. While the asset purchase programs are slated to end in October, the FOMC expects that a low federal funds rate will be warranted for a considerable period of time given below-target inflation rates and inflation expectations remaining well-anchored and stable.

In the eurozone, economic growth continued to disappoint policymakers, while inflation measures slipped, prompting fears that the recent period of very low inflation could last longer than expected and threaten the currency bloc’s nascent growth. In an effort to spur growth and combat deflationary pressures, the European Central Bank (“ECB”) cut its key rates by 0.10% in July, including a bold move to a negative deposit rate. The central bank also enhanced lending programs designed to aid credit-starved individuals and small- to medium-sized companies. As the medium-term inflation outlook worsened in August, further signals of economic weakness prompted more action from policymakers. The ECB aggressively cut both its main refinancing rate and deposit rate by an additional 0.10%, to 0.05% and -0.20%, respectively. The central bank also announced an asset purchase program focused on asset-backed securities and covered bonds, set to commence in October. After these moves, ECB President Mario Draghi stressed that the ECB has no plans to further lower interest rates.

London Interbank Offered Rates (“LIBOR”) remained virtually unchanged over the period amid highly accommodative monetary policy. The benchmark three-month LIBOR ended the period at 0.235%, not far above its historic low of 0.22% reached in early May. U.S. Treasury bill outstandings declined as the federal budget deficit improved and the Treasury Department cut the size of its weekly bill auctions to make room in its auction schedule to issue two-year floating rate notes (“FRNs”) – the first new structure issued in nearly 17 years. Treasury FRN issuance totaled $123 billion over the first nine months of 2014. Beginning on September 22, the Fed announced that its fixed-rate reverse repurchase agreement facility would no longer be offered at full allotment, but instead would be subject to an aggregate cap of $300 billion and that a Dutch auction format would be employed should total bids exceed the cap. This news concerned many money market participants given that use of the program had peaked at $339 billion on June 30 and investable supply was expected to be even more constrained on September 30. These concerns proved well founded as the program received $407 billion in bids on September 30 at rates ranging from -0.20% to 0.05%; $300 billion was awarded at a rate of 0%.

The Fed’s near-zero interest rate policy continued to be evident in the short-term municipal space. Yields remained extremely low on variable rate demand note (“VRDN”) securities, which make up the largest portion of municipal money market fund holdings. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality, tax-exempt VRDN securities (as calculated by Municipal Market Data), averaged 0.06%, while ranging between a high of 0.12% and a low of 0.03% during the period. Increased demand and diminished issuance have combined to keep yields low on VRDN securities. Demand for VRDN securities increased throughout the period as money market funds looked to replace a reduced amount of one-year, fixed-rate note issuance and bond funds pursued a more defensive investment alternative to mitigate the risk of rising interest rates. New issuance of VRDN securities remained minimal as issuers continued to take advantage of the low cost of borrowing by issuing debt instruments with longer maturities. As the Fed winds down its asset purchase program, money market participants have become increasingly focused on the potential for a normalization of policy, especially as to when short-term interest rates may rise as this is one of the main factors to consider when purchasing securities with a one-year maturity. Market conditions remained stable as tax-exempt money funds broadly held ample liquidity to fund seasonal redemptions.

Short-term “note season,” which generally extends from May through August of each year, is the time when municipalities evaluate their financial needs for the upcoming fiscal year and issue short-term fixed-rate notes accordingly, resulting in a period of elevated supply. While state and local municipalities have continued to experience improvement in tax receipts, they have also continued to limit spending and reduce debt. In this environment, the 2014 note season concluded with issuance down 28% from the same period last year. In addition to traditional short-term money market participants, bond funds seeking to shorten their duration drove increased demand for one-year municipal notes during the period. The combination of lower issuance and increased demand kept the rate on one-year fixed issues low. After dipping down to just 0.11% in the middle of the summer, a few large new issues in August helped push the yield back up to 0.14% to end the six-month period one basis point below where it started. As such, the one-month to one-year municipal yield curve remained extremely flat while credit spreads continued to tighten as investors pursued higher-yielding issues.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Fund Information as of September 30, 2014

Investment Objective

BIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yield	7-Day Yield
BIF Tax-Exempt Fund	0.00%	0.00%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2014 and held through September 30, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2014	Ending Account Value September 30, 2014	Expenses Paid During the Period[1]	Annualized Expense Ratio
BIF Tax-Exempt Fund	$1,000.00	$1,000.00	$0.65	$1,000.00	$1,024.42	$0.66	0.13%

[1]

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the net expenses of both the Fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	5

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)	BIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $2,473,481,440)	$2,473,481,440
Prepaid expenses	114,573

Total assets	2,473,596,013

Liabilities
Administration fees payable	22,607
Officer’s fees payable	324
Other accrued expenses payable	120,486

Total liabilities	143,417

Net Assets	$2,473,452,596

Net Assets Consist of
Paid-in capital	$2,473,231,624
Undistributed net investment income	3,628
Accumulated net realized gain allocated from the Master LLC	217,344

Net Assets, $1.00 net asset value per share, 2,473,111,370 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$2,473,452,596

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)	BIF Tax-Exempt Fund

Investment Income
Net investment income allocated from Master LLC:
Interest	$1,577,087
Expenses	(2,184,512)
Fees waived	1,257,695

Total income	650,270

Fund Expenses
Administration	3,150,407
Service and distribution	1,569,224
Transfer agent	338,331
Registration	129,707
Professional	27,727
Printing	23,623
Officer	549
Miscellaneous	8,911

Total expenses	5,248,479
Less fees waived by administrator	(3,029,457)
Less service and distribution fees waived	(1,569,224)

Total expenses after fees waived	649,798

Net investment income	472

Realized Gain Allocated from the Master LLC
Net realized gain from investments	153,698

Net Increase in Net Assets Resulting from Operations	$154,170

See Notes to Financial Statements.

6	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Statements of Changes in Net Assets	BIF Tax Exempt Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$472	$919
Net realized gain	153,698	345,831

Net increase in net assets resulting from operations	154,170	346,750

Distributions to Shareholders From[1]
Net investment income	(460)	(919)
Net realized gain	—	(310,444)

Decrease in net assets resulting from distributions to shareholders	(460)	(311,363)

Capital Share Transactions
Proceeds from shares sold	5,120,932,306	9,412,671,798
Reinvestment of distributions	96	310,587
Cost of shares redeemed	(5,152,549,098)	(9,614,312,690)

Net decrease in net assets derived from capital share transactions	(31,616,696)	(201,330,305)

Net Assets
Total decrease in net assets	(31,462,986)	(201,294,918)
Beginning of period	2,504,915,582	2,706,210,500

End of period	$2,473,452,596	$2,504,915,582

Undistributed net investment income, end of period	$3,628	$3,616

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	7

Financial Highlights	BIF Tax Exempt Fund

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014		2013		2012		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0004	0.0008
Net realized and unrealized gain	0.0000	[1]	0.0001		0.0000	[1]	0.0000	[1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000		0.0001		0.0000		0.0000		0.0005	0.0008

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0000)[3]		(0.0004)	(0.0008)
Net realized gain	—		(0.0001)		(0.0000)[3]		(0.0000)[3]		(0.0001)	(0.0000)[3]

Total distributions	(0.0000)		(0.0001)		(0.0000)		(0.0000)		(0.0005)	(0.0008)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%		0.00%		0.00%		0.04%	0.08%

Ratio to Average Net Assets[6]
Total expenses	0.49%	[7,8]	0.51%	[7]	0.50%	[7]	0.56%	[7]	0.58%	0.58%

Total expenses after fees waived and reimbursed	0.13%	[7,8]	0.15%	[7]	0.24%	[7]	0.24%	[7]	0.37%	0.49%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.00%	[7]	0.05%	0.09%

Supplemental Data
Net assets, end of period (000)	$2,473,453		$2,504,916		$2,706,211		$3,092,936		$3,612,630	$5,605,519

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]

For the six months ended September 30, 2014 and the years ended March 31, 2014, March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.10% 0.08%, 0.09% and 0.03%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

8	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Notes to Financial Statements (Unaudited)	BIF Tax Exempt Fund

1. Organization:

BIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2014 was 87.4%. As such, the financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout the report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that they will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if any, is shown as interest in the Statement of Operations.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets of the Fund.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	9

Notes to Financial Statements (concluded)	BIF Tax Exempt Fund

The Administrator and BRIL voluntarily agreed to waive a portion of administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by administrator, or service and distribution fees waived. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

4. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

5. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Fund’s operations and return potential.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

10	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of September 30, 2014

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	90%
Fixed Rate Notes	8
Tax-Exempt Commercial Paper	3
Liabilities in Excess of Other Assets	(1)

Total	100%

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	11

Schedule of Investments September 30, 2014 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.5%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.09%, 10/07/14 (a)(b)(c)	$4,200	$4,200,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.01%, 10/01/14 (b)	12,000	12,000,000
Huntsville IDB, Refunding RB, VRDN, AMT (First Commercial Bank) (Federal Home Loan Bank of Atlanta LOC), 0.19%, 10/07/14 (b)	1,515	1,515,000
Mobile Downtown Redevelopment Authority, RB, VRDN (b):
Series A (National Australia Bank Ltd. LOC), 0.03%, 10/07/14	3,240	3,240,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.03%, 10/07/14	3,175	3,175,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.03%, 10/01/14 (b)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 10/01/14 (b)	28,850	28,850,000

		71,180,000
Alaska — 0.9%
City of Valdez Alaska, Refunding RB, VRDN, ConocoPhillips Project, Series C, 0.06%, 10/07/14 (b)	24,400	24,400,000
Arizona — 1.2%
Salt River Pima-Maricopa Indian Community, RB, VRDN, (Bank of America NA LOC) (b):
0.06%, 10/07/14	11,415	11,415,000
0.06%, 10/07/14	23,685	23,685,000

		35,100,000
Arkansas — 0.1%
Arkansas Development Finance Authority, RB, VRDN, S/F Housing, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.12%, 10/07/14 (b)	3,200	3,200,000
California — 2.9%
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.06%, 10/07/14 (a)(b)(c)	4,910	4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.06%, 10/07/14 (b)	9,035	9,035,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	4,500	4,500,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.05%, 10/07/14 (a)(b)(c)	13,000	13,000,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	3,755	3,755,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 10/07/14 (a)(b)	7,500	7,500,000
State of California, Deutsche Bank SPEARS/LIFERS Trust, GO, Refunding, VRDN, Series 1338 (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.10%, 10/07/14 (a)(b)(c)	31,610	31,610,000
State of California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1297 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 10/07/14 (a)(b)(c)	6,845	6,845,000

		81,155,000
Colorado — 2.0%
Colorado State Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1131 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	2,185	2,185,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	IDA	Industrial Development Authority
	AGM	Assured Guaranty Municipal Corp.	IDB	Industrial Development Board
	AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
	ARB	Airport Revenue Bonds	ISD	Independent School District
	BAN	Bond Anticipation Notes	LIFERS	Long Inverse Floating Exempt Receipts
	BHAC	Berkshire Hathaway Assurance Corp.	LOC	Letter of Credit
	COP	Certificates of Participation	M/F	Multi Family Housing
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	ECN	Extendible Commercial Note	P-FLOATS	Puttable Floating Rate Securities
	EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
	EDC	Economic Development Corp.	RB	Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	ROCS	Reset Option Certificates
	FHA	Federal Housing Administration	S/F	Single Family Housing
	FLOATS	Floating Rate Securities	SAN	State Aid Notes
	GAN	Grant Anticipation Notes	SBPA	Stand-by Bond Purchase Agreements
	GO	General Obligation Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
	HDA	Housing Development Authority	TAN	Tax Anticipation Notes
	HFA	Housing Finance Agency	TECP	Tax-Exempt Commercial Paper
	HRB	Housing Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

12	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 1341 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.10%, 10/07/14 (a)(b)(c)	$45,190	$45,190,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN, South Santa Fe Drive (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/14 (b)	3,390	3,390,000
State of Colorado Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, Refunding, VRDN, Series 1315 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	5,565	5,565,000

		56,330,000
Connecticut — 0.6%
City of Derby Connecticut, GO, BAN, Refunding, 1.00%, 6/04/15	10,480	10,536,720
Connecticut Housing Finance Authority, Refunding RB, AMT, VRDN, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.06%, 10/07/14 (b)	4,700	4,700,000
Town of Ledyard Connecticut, GO, BAN, 1.00%, 10/10/14	1,400	1,400,294

		16,637,014
District of Columbia — 0.3%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	3,500	3,500,000
District of Columbia Water & Sewer Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2013-0012, Class A (AGM) (Citibank NA SBPA), 0.07%, 10/07/14 (a)(b)(c)	4,400	4,400,000

		7,900,000
Florida — 6.4%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Sales Tax Revenue, 3.00%, 10/01/14	500	500,038
County of Brevard Florida Housing Finance Authority, RB, VRDN, M/F, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.06%, 10/07/14 (b)	9,835	9,835,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 10/07/14 (b)	1,370	1,370,000
County of Hillsborough Florida Housing Finance Authority, HRB, VRDN, M/F, Claymore Crossings Apartments, AMT (Citibank NA LOC), 0.06%, 10/07/14 (b)	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, M/F, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.06%, 10/07/14 (b)	10,600	10,600,000
County of Miami-Dade Florida Expressway Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1339 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	5,660	5,660,000
Florida (concluded)
County of Miami-Dade Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 530 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	15,865	15,865,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.06%, 10/07/14 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS, Series RR-II-R-11834 (AGM) (Citibank NA Liquidity Agreement), 0.10%, 10/07/14 (a)(b)(c)	23,750	23,750,000
County of Orange Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, Series 553 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 10/01/14 (a)(b)(c)	5,570	5,570,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series O-43 (Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	5,115	5,115,000
County of Orlando & Orange Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 0145, Class A (BHAC), (Citibank NA Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	11,300	11,300,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project (b):
Series A (Northern Trust Co. LOC), 0.01%, 10/01/14	30,480	30,480,000
Series B (JPMorgan Chase Bank NA LOC), 0.03%, 10/01/14	13,315	13,315,000
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 486 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	9,751	9,751,000
County of Tampa-Hillsborough Expressway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1132 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.09%, 10/07/14 (a)(b)(c)	14,760	14,760,000
Florida Housing Finance Corp., RB, VRDN, M/F, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.07%, 10/07/14 (b)	6,500	6,500,000
Orlando Utilities Commission, Refunding RB, VRDN, 0.15%, 10/07/14 (b)	7,600	7,600,000

		181,321,038
Georgia — 0.7%
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (b)	21,420	21,420,000
Illinois — 7.3%
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R-11879 (AGM), (Citibank NA Liquidity Agreement), 0.14%, 10/07/14 (a)(b)(c)	16,480	16,480,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Waterworks Revenue, RB, VRDN, 2nd Lien, Sub-Series 1 (JPMorgan Chase Bank NA SBPA), 0.18%, 10/01/14 (b)	$4,100	$4,100,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN (a)(b)(c):
Series 308 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.21%, 10/07/14	20,805	20,805,000
Series 494 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.13%, 10/07/14	9,820	9,820,000
Series 1212 (AGM) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 10/07/14	2,900	2,900,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA) (a)(b)(c):
O’Hare International Airport, Series 502, 0.11%, 10/07/14	40,300	40,300,000
Transit Authority, Sales Tax, Series 1032, 0.29%, 10/07/14	15,635	15,635,000
Illinois Finance Authority, RB, VRDN:
ROCS, Series RR-11624 (AGC), (Citibank NA SBPA), 0.24%, 10/07/14 (a)(c)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.03%, 10/01/14 (b)	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN:
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.04%, 10/07/14 (a)(c)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.05%, 10/07/14 (b)	4,975	4,975,000
Illinois Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1115 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	13,430	13,430,000
State of Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 1350 (AGM) (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 10/07/14 (a)(b)(c)	9,745	9,745,000
State of Illinois, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 1313 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 10/07/14 (a)(b)(c)	16,730	16,730,000
University of Illinois, Refunding RB, VRDN, UIC South Campus Development (JPMorgan Chase Bank LOC), 0.05%, 10/07/14 (b)	22,220	22,220,000

		207,790,000
Indiana — 1.5%
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14 (b)	3,500	3,500,000
Indiana Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1325 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	10,420	10,420,000
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC), (Citibank NA SBPA), 0.24%, 10/07/14 (a)(b)(c)	28,575	28,575,000

		42,495,000
Iowa — 4.7%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.19%, 10/07/14 (b)	2,905	2,905,000
City of Des Moines Iowa, RB, VRDN, Methodist Medical Center Project (Wells Fargo Bank NA LOC), 0.05%, 10/01/14 (b)	12,400	12,400,000
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.12%, 10/07/14 (b)	102,880	102,880,000
Iowa Higher Education Loan Authority, RB, VRDN, Des Moines University Project (BMO Harris Bank NA LOC), 0.04%, 10/01/14 (b)	4,940	4,940,000
Iowa Higher Education Loan Authority, Refunding RB, VRDN Des Moines University Project (BMO Harris Bank NA LOC), 0.04%, 10/01/14 (b)	2,795	2,795,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C (Barclays Bank PLC Liquidity Agreement), 0.09%, 10/07/14 (a)(b)(c)	6,200	6,200,000

		132,120,000
Kansas — 0.6%
City of Salina Kansas, GO, 1.00%, 8/03/15	4,500	4,525,019
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 3206, AMT (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/14 (a)(b)(c)	1,610	1,610,000
County of Seward Kansas Unified School District No. 480, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series 1323 (Deutsche Bank AG Liquidity Agreement), 0.11%, 10/01/14 (a)(b)(c)	9,995	9,995,000

		16,130,019
Kentucky — 1.6%
Counties of Louisville & Jefferson Kentucky Metropolitan Sewer District, Refunding RB, Subordinated BAN, 2.00%, 11/26/14	33,500	33,584,406
Kentucky Economic Development Finance Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1314 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.13%, 10/07/14 (a)(b)(c)	10,740	10,740,000

		44,324,406
Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (b):
BASF Corp. Project, AMT, 0.13%, 10/07/14	4,000	4,000,000
Honeywell International, Inc. Project, 0.14%, 10/07/14	6,000	6,000,000

See Notes to Financial Statements.

14	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.08%, 10/07/14 (b)	$7,500	$7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/14 (b)	15,050	15,050,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.15%, 10/07/14 (b)	10,100	10,100,000

		42,650,000
Maryland — 0.8%
County of Baltimore Maryland, RB, VRDN, M/F, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	3,345	3,345,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders Trust Co. LOC) (b):
Bakery de France Facility, 0.34%, 10/07/14	8,410	8,410,000
Linemark Printing Project, 0.24%, 10/07/14	3,170	3,170,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC), (Citibank NA Liquidity Agreement), 0.24%, 10/07/14 (a)(b)(c)	8,635	8,635,000

		23,560,000
Massachusetts — 3.7%
Berlin & Boylston Regional School District, GO, BAN, Refunding, 1.00%, 12/12/14	3,000	3,004,182
City of Haverhill Massachusetts, GO, Refunding, BAN, 1.00%, 12/12/14	2,600	2,603,468
City of Salem Massachusetts, GO, SAN:
0.75%, 12/03/14	2,720	2,722,650
1.00%, 12/03/14	2,260	2,262,948
Commonwealth of Massachusetts, Refunding RB, GAN, Senior Federal Highway, Series A, 5.00%, 12/15/14	825	833,247
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.13%, 10/07/14 (b)	5,010	5,010,000
Massachusetts Development Finance Agency, RB, VRDN:
Boston University, Deutsche Bank SPEARS/LIFERS Trust, Series 1163 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.09%, 10/07/14 (a)(b)(c)	9,630	9,630,000
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.04%, 10/07/14 (b)	22,400	22,400,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.05%, 10/07/14 (a)(c)	9,695	9,695,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.02%, 10/01/14 (b)	3,000	3,000,000
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.04%, 10/07/14 (b)	1,215	1,215,000
Massachusetts School Building Authority, RB, VRDN, Sales Tax Revenue, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.05%, 10/07/14 (a)(b)(c)	2,000	2,000,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 10/07/14 (b)	22,000	22,000,000
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.04%, 10/07/14 (b)	1,600	1,600,000
Massachusetts Water Resources Authority, RBC Municipal Product, Inc. Trust, Refunding RB, VRDN, FLOATS, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	10,000	10,000,000
Town of Maynard Massachusetts, GO, BAN, 0.75%, 3/06/15	1,000	1,001,932
Town of Needham Massachusetts, GO, Refunding, BAN, 0.50%, 12/01/14	1,000	1,000,606
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.13%, 10/07/14 (b)	4,575	4,575,000

		104,554,033
Michigan — 2.1%
Michigan Finance Authority, RB, VRDN, Higher Education Facilities (Comerica Bank NA LOC), 0.09%, 10/07/14 (b)	6,950	6,950,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, University of Detroit Mercy Project (Comerica Bank NA LOC), 0.05%, 10/01/14 (b)	3,965	3,965,000
Michigan State HDA, HRB, VRDN, AMT (b):
Berrien Woods III, Series A (Citibank NA LOC), 0.08%, 10/07/14	4,415	4,415,000
M/F Housing, Series C (JPMorgan Chase Bank NA SBPA), 0.06%, 10/07/14	19,855	19,855,000
Michigan State HDA, Refunding RB, VRDN, AMT (b):
S/F, Series B, 0.06%, 10/07/14	1,700	1,700,000
Series E (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.06%, 10/07/14	500	500,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Ascension Health (b):
7-Month Window, Senior Credit, 0.10%, 10/07/14	3,450	3,450,000
Series F-7, 0.10%, 10/07/14	3,000	3,000,000
Window, Senior Credit Group, Series F-7, 0.10%, 10/07/14	3,340	3,340,000
Michigan Strategic Fund, RB, VRDN (b):
CS Facilities LLC Project (MUFG Union Bank NA LOC), 0.04%, 10/07/14	5,400	5,400,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14	4,600	4,600,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
University of Michigan, Refunding RB, VRDN, Series B (Northern Trust Company SBPA), 0.03%, 10/01/14 (b)	$1,700	$1,700,000

		58,875,000
Minnesota — 0.1%
Minneapolis Minnesota Health Care System, RB, VRDN, FLOATS, Fairview Health Services, Series E-19 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	4,200	4,200,000
Mississippi — 0.6%
Mississippi Business Finance Corp., Chevron U.S.A., RB, VRDN, Series C, 0.01%, 10/01/14 (b)	5,600	5,600,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14 (a)(b)(c)	11,900	11,900,000

		17,500,000
Missouri — 0.2%
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.13%, 10/07/14 (b)	6,000	6,000,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.06%, 10/07/14 (a)(b)(c)	16,000	16,000,000
Nevada — 1.4%
County of Clark Nevada, Refunding RB, VRDN, Series A, AMT, 0.06%, 10/07/14 (b)	3,000	3,000,000
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.26%, 10/01/14 (a)(b)(c)	32,600	32,600,000
Nevada Housing Division, RB, VRDN, M/F, Orvis Ring Apartments, Series A, 0.35%, 10/01/14 (b)	3,270	3,270,000

		38,870,000
New Hampshire — 0.7%
County of Cheshire New Hampshire, GO, TAN, 1.00%, 12/30/14	11,000	11,021,853
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.04%, 10/07/14 (a)(b)(c)	10,170	10,170,000

		21,191,853
New Jersey — 4.7%
Borough of Fort Lee New Jersey, GO, Refunding, BAN, 1.00%, 11/26/14	2,165	2,166,594
Borough of Westwood New Jersey, GO, BAN, 1.00%, 2/27/15	5,000	5,013,829
City of Margate City New Jersey, GO, BAN, Refunding, 1.00%, 7/20/15	7,210	7,243,951
New Jersey State EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1310 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 10/07/14 (a)(b)(c)	4,660	4,660,000
New Jersey (concluded)
New Jersey Transportation Trust, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1246 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	13,440	13,440,000
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN (a)(b)(c):
Series 4460 (JP Morgan Chase Bank NA LOC), 0.12%, 10/07/14	17,895	17,895,000
Series 4464 (JP Morgan Chase Bank NA LOC, JP Morgan Chase Bank NA SBPA), 0.04%, 10/01/14	3,000	3,000,000
State of New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 4466 (JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA SBPA), 0.13%, 12/11/14 (a)(b)(c)	15,000	15,000,000
Township of Berkeley Heights New Jersey, GO, BAN, Refunding, 1.00%, 10/08/15 (d)	4,361	4,382,222
Township of Burlington New Jersey, GO, 1.00%, 10/09/15 (d)	4,650	4,673,595
Township of Cranford New Jersey, GO, BAN:
1.00%, 1/30/15	870	871,678
1.00%, 5/22/15	4,205	4,221,625
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 8/20/15	5,103	5,132,861
Township of Edison New Jersey, GO, BAN, Refunding, 1.00%, 8/28/15	5,000	5,028,061
Township of Lawrence New Jersey, GO, BAN, Refunding, 1.00%, 7/24/15	7,490	7,536,197
Township of Lower New Jersey, GO, BAN, Refunding, 1.00%, 8/06/15	4,000	4,018,923
Township of Marlboro New Jersey, GO, BAN, Refunding, 1.00%, 6/11/15	11,100	11,151,522
Township of Mendham New Jersey, GO, BAN, Refunding, 1.00%, 5/21/15	3,452	3,466,915
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 4/20/15	3,200	3,212,883
Township of Union County New Jersey, GO, BAN, 1.00%, 6/02/15	6,384	6,408,277
Township of West Orange New Jersey, GO, BAN, 1.00%, 12/18/14	4,164	4,169,502

		132,693,635
New Mexico — 1.6%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.04%, 10/07/14 (a)(b)(c)	5,000	5,000,000
New Mexico Finance Authority, Refunding RB, VRDN, Sub-Lien, Sub-Series A-1 (State Street Bank & Trust LOC), 0.03%, 10/07/14 (b)	8,350	8,350,000
University of New Mexico, Refunding RB, VRDN, Sub-Lien, Series C (JPMorgan Chase Bank SBPA), 0.05%, 10/07/14 (b)	32,615	32,615,000

		45,965,000

See Notes to Financial Statements.

16	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 9.3%
Center Moriches Union Free School District, GO, TAN, 1.00%, 6/26/15	$5,225	$5,248,810
City of New York New York, GO, VRDN (b):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.04%, 10/07/14	13,000	13,000,000
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.05%, 10/07/14	9,700	9,700,000
Sub-Series D-3 (Barclays Bank PLC SBPA), 0.03%, 10/01/14	7,000	7,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.03%, 10/01/14	4,500	4,500,000
City of New York New York Industrial Development Agency, RB, VRDN, Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (b):
Series A, 0.13%, 10/07/14	25,500	25,500,000
Series C, 0.13%, 10/07/14	4,700	4,700,000
Dutchess County Industrial Development Agency, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.05%, 10/07/14 (b)	9,000	9,000,000
East Aurora Union Free School District, GO, BAN, 1.00%, 6/18/15	2,975	2,989,859
East Williston Union Free School District, GO, TAN, 1.00%, 6/25/15	3,500	3,519,028
Lansingburgh Central School District at Troy, GO, BAN, Refunding, 1.00%, 7/10/15	14,600	14,683,542
New York City Housing Development Corp. New York, RB, VRDN, M/F Housing (b):
Balton, Series A (Freddie Mac LOC), 0.05%, 10/07/14	4,750	4,750,000
Series K-2 (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	5,400	5,400,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.07%, 10/07/14 (b)	4,000	4,000,000
New York City Metropolitan Transportation Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1177 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.09%, 10/07/14 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water Finance Authority, TECP, Series 8, 0.10%, 11/06/14	4,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN, Sub-Series A-4 (The Northern Trust Corp. SBPA), 0.03%, 10/01/14 (b)	10,000	10,000,000
New York City Water & Sewer System, Refunding RB, VRDN, 2nd General Resolution (b):
Series AA (JPMorgan Chase Bank NA SBPA), 0.03%, 10/01/14	5,700	5,700,000
Series AA-6 (Mizuho Bank Ltd. SBPA), 0.03%, 10/01/14	5,500	5,500,000
Sub-Series AA-4 (Bank of Montreal SBPA), 0.03%, 10/01/14	17,800	17,800,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.03%, 10/01/14 (b)	17,000	17,000,000
New York (concluded)
New York State HFA, HRB, VRDN (b):
M/F Housing, 175 West 60th Street, Series A-2 (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/07/14	7,000	7,000,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/07/14 (b)	6,300	6,300,000
M/F Housing, 205 East 92nd Street, Series A (Wells Fargo Bank NA LOC), 0.04%, 10/07/14	5,000	5,000,000
M/F Housing, Clinton Park, Series A (Federal Home Loan Mortgage Corp. Guarantor, Federal Home Loan Mortgage Corp. Liquidity Agreement), 0.04%, 10/07/14	6,810	6,810,000
Patchogue-Medford Union Free School District, GO, TAN, 1.00%, 6/26/15	22,500	22,627,775
Port Authority of New York & New Jersey, Austin Trust, RB, VRDN, Series 1055, (AGM) (Bank of America SBPA), 0.11%, 10/07/14 (a)(b)	3,730	3,730,000
Rocky Point Union Free School District, GO, TAN, 1.00%, 6/25/15	3,000	3,016,302
South Country Central School District at Brookhaven, GO, TAN, 1.00%, 6/25/15 (d)	7,000	7,039,200
Town of Clarence New York, GO, BAN, Refunding, 1.00%, 7/23/15	4,474	4,501,982
Town of Webster New York, GO, BAN, Refunding, 1.00%, 9/30/15 (d)	3,621	3,646,709
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series B-2A (California State Teachers’ Retirement System LOC), 0.03%, 10/01/14 (b)	9,600	9,600,000

		263,263,207
North Carolina — 1.5%
City of Greensboro North Carolina Combined Water & Sewer System, Refunding RB, VRDN, Series A (Bank of America SBPA), 0.05%, 10/07/14 (b)	9,000	9,000,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Window, 0.14%, 10/07/14 (b)	3,240	3,240,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 10/07/14 (b)	700	700,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 10/01/14 (b)	440	440,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Arden Corp. Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14 (b)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Window, Series D, 0.14%, 10/07/14 (b)	5,495	5,495,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, Altec, Inc. Project, AMT (Branch Banking & Trust LOC), 0.10%, 10/07/14 (b)	$3,500	$3,500,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 10/07/14 (b)	510	510,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.07%, 10/07/14 (b)	16,360	16,360,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.05%, 10/07/14 (b)	925	925,000

		42,720,000
Ohio — 0.4%
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/10/15	1,100	1,104,323
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/10/15	1,200	1,203,424
County of Hamilton Ohio Hospital Facilities, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1328 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	5,425	5,425,000
Ohio State University, RB, VRDN, Series B, 0.03%, 10/07/14 (b)	3,460	3,460,000

		11,192,747
Oklahoma — 0.2%
Muskogee City-County Trust Port Authority, RB, VRDN, AMT (Bank of America NA LOC), 0.14%, 10/07/14 (b)	5,250	5,250,000
Oregon — 0.5%
Port of Portland Oregon, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.06%, 10/07/14 (b)	6,370	6,370,000
State of Oregon Housing & Community Services Department, Refunding RB, VRDN, AMT (FHA) (State Street Bank & Trust Co. Liquidity Agreement), 0.06%, 10/07/14 (b)	8,335	8,335,000

		14,705,000
Pennsylvania — 3.5%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	3,930	3,930,000
City of Philadelphia Pennsylvania Authority for Industrial Development, RB, VRDN, Girard Estate Aramark Project (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/14 (b)	7,300	7,300,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 2009-58 (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 10/07/14 (a)(b)(c)	17,500	17,500,000
Pennsylvania (concluded)
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-16 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/14 (a)(b)(c)	11,995	11,995,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	1,900	1,900,000
County of Bucks Pennsylvania IDA, RB, VRDN, Grand View Hospital, Series A (TD Bank NA LOC), 0.03%, 10/07/14 (b)	7,945	7,945,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	2,380	2,380,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.06%, 10/07/14 (b)	4,175	4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.04%, 10/07/14 (b)	2,300	2,300,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, AMT (b):
Evergreen Community Power Facility (Manufacturers & Traders Trust Co. LOC), 0.19%, 10/07/14	5,755	5,755,000
Merck & Co., Inc., West Point Project, 0.07%, 10/07/14	3,700	3,700,000
Pennsylvania State Public School Building Authority, RB, VRDN, FLOATS, Series 1479 (AGM) (Credit Suisse Liquidity Agreement), 0.21%, 10/07/14 (a)(b)(c)	9,200	9,200,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA Liquidity Agreement), 0.05%, 10/01/14 (a)(b)(c)	2,900	2,900,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.29%, 10/07/14 (a)(b)(c)	7,330	7,330,000
Southcentral General Authority, RB, VRDN, Homewood Hanover Project (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/14 (b)	10,730	10,730,000

		99,040,000
South Carolina — 2.5%
City of Columbia South Carolina Waterworks & Sewer System, RB, VRDN, Sewer Improvements (US Bank NA LOC), 0.04%, 10/01/14 (b)	25,000	25,000,000
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, Series 1141 (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.09%, 10/07/14 (a)(b)(c)	4,640	4,640,000
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4379 (JPMorgan Chase Bank NA Liquidity Agreement), 0.16%, 10/07/14 (a)(b)(c)	8,940	8,940,000

See Notes to Financial Statements.

18	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.19%, 10/07/14 (a)(b)(c)	$11,500	$11,500,000
South Carolina State Public Service Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series 1244 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	15,715	15,715,000
South Carolina State Public Service Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1250 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	5,010	5,010,000

		70,805,000
Tennessee — 0.9%
City of Clarksville Tennessee Public Building Authority, RB, VRDN (Bank of America NA LOC), 0.06%, 10/07/14 (b)	13,480	13,480,000
County of Montgomery Tennessee Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.07%, 10/07/14 (b)	800	800,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	10,000	10,000,000

		24,280,000
Texas — 14.1%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Corp. Project, AMT (b):
0.13%, 10/07/14	25,000	25,000,000
0.13%, 10/07/14	50,000	50,000,000
Brazos River Harbor Navigation District, RB, VRDN, BASF Corp. Project, AMT (b):
0.15%, 10/07/14	18,400	18,400,000
Brazoria County, Multi-Mode, 0.15%, 10/07/14	15,800	15,800,000
City of College Station Texas, GO, Refunding, 2.00%, 2/16/15	680	684,644
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4338 (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 10/07/14 (a)(b)(c)	6,355	6,355,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/14 (a)(b)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (b):
Sub-Series C-1, 0.03%, 10/01/14	65,000	65,000,000
Sub-Series C-2, 0.03%, 10/01/14	43,950	43,950,000
County of Harris Texas Flood Control District, GO, Refunding, Series A, 1.00%, 10/01/14	1,875	1,875,043
Texas (concluded)
County of Harris Texas Metropolitan Transit Authority, RB, 4.00%, 11/03/14	900	903,017
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Christus Health, Series C-4 (Bank of Montreal LOC), 0.05%, 10/07/14 (b)	12,420	12,420,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.06%, 10/07/14 (a)(b)	5,790	5,790,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.05%, 10/07/14 (b)	2,600	2,600,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-626 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/14 (a)(b)(c)	27,732	27,732,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.07%, 10/07/14 (b)	40,000	40,000,000
Port of Port Arthur Texas Navigation District, RB, VRDN, Project (b):
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.05%, 10/07/14	10,700	10,700,000
Total Petrochemicals AMT, 0.07%, 10/07/14	24,000	24,000,000
San Jacinto Texas Community College District, GO, VRDN, FLOATS, Series 2976 (Morgan Stanley Bank Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	4,500	4,500,000
State of Texas, GO, VRDN (b):
Series B (Bank of New York NA SBPA), 0.04%, 10/07/14	11,850	11,850,000
Series D (State Street Bank & Trust Co. SBPA), 0.04%, 10/07/14	8,550	8,550,000
Veterans Housing Assistance Program II, Series A (Landesbank Hessen-Thuringen SBPA), 0.08%, 10/07/14	2,995	2,995,000
Texas City Industrial Development Corp., RB, VRDN, NRG Energy, Inc. Project (Bank of America NA LOC), 0.06%, 10/07/14 (b)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Agreement, Wells Fargo Bank NA SBPA), 0.11%, 10/01/14 (a)(b)(c)	5,600	5,600,000

		399,529,704
Utah — 4.3%
City of Murray Utah, RB, VRDN, IHC Health Services, Inc. (b):
Series C (Northern Trust Co. SBPA), 0.03%, 10/01/14	19,580	19,580,000
Series D, 0.02%, 10/01/14	49,185	49,185,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	19

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Utah (concluded)
County of Weber Utah, RB, VRDN, IHC Health Service, Inc., Series C (Bank of New York SBPA), 0.03%, 10/01/14 (b)	$45,050	$45,050,000
State of Utah, GO, FLOATS, VRDN, Series 2987 (Morgan Stanley Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	8,200	8,200,000

		122,015,000
Virginia — 3.1%
City of Alexandria Virginia IDA, RB, VRDN, Young Men’s Christian Association (Manufacturers & Traders LOC), 0.09%, 10/07/14 (b)	987	987,000
City of Winchester Virginia IDA, Refunding RB, VRDN, Westminister-Canterbury, Series B (Branch Banking & Trust LOC), 0.05%, 10/07/14 (b)	925	925,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Liquidity Agreement), 0.04%, 10/07/14 (b)	4,200	4,200,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.12%, 10/07/14 (b)	10,310	10,310,000
State of Virginia Commonwealth Transportation Board, RB, VRDN, Clipper Tax-Exempt Certificate Trust, Series A (State Street Bank & Trust Co. Liquidity Agreement), 0.04%, 10/01/14 (a)(b)(c)	12,160	12,160,000
State of Virginia HDA, RB, MERLOTS, VRDN, M/F Housing, Series B19, AMT (Wells Fargo Bank NA SBPA), 0.17%, 10/07/14 (a)(b)(c)	3,000	3,000,000
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series C42, AMT (Wells Fargo Bank NA SBPA), 0.17%, 10/07/14 (a)(b)(c)	2,880	2,880,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (b):
Series B, 0.02%, 10/01/14	34,765	34,765,000
Series C, 0.02%, 10/01/14	17,630	17,630,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.09%, 10/07/14 (a)(b)(c)	1,335	1,335,000

		88,192,000
Washington — 4.0%
County of King Washington Sewer Revenue, Refunding RB, VRDN (a)(b)(c):
Austin Trust, Series 1200 (AGM) (Bank of America NA Liquidity Agreement), 0.06%, 10/07/14	10,000	10,000,000
Wells Fargo Stage Trust, FLOATS, Series 2C (Wells Fargo Bank NA Liquidity Agreement), 0.05%, 10/07/14	15,940	15,940,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.08%, 10/01/14 (a)(b)(c)	9,900	9,900,000
Washington (concluded)
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series 4292 (JPMorgan Chase Bank Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 16C (Wells Fargo Bank NA Liquidity Agreement), 0.11%, 10/07/14 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN, Series 1180 (Bank of America NA Liquidity Agreement), 0.06%, 10/07/14 (a)(b)(c)	7,325	7,325,000
Washington State Housing Finance Commission, RB, VRDN (b):
Affinity Southridge Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.07%, 10/07/14	5,400	5,400,000
Heatherwood, Inc., LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.09%, 10/07/14	11,125	11,125,000
Kingsgate LLC, Series A, AMT (Freddie Mac Liquidity Agreement), 0.09%, 10/07/14	11,050	11,050,000
Mill Pointe LP, Series A, AMT (Freddie Mac Liquidity Agreement), 0.09%, 10/07/14	9,325	9,325,000
Traditions at South Hill Apartments Project (East West Bank LOC) (Federal Home Loan Guarantor), 0.07%, 10/07/14	8,300	8,300,000

		112,110,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series A (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.05%, 10/07/14 (b)	5,800	5,800,000
Wisconsin — 3.5%
State of Wisconsin:
Petroleum Inspection Fee, 0.12%, 11/05/14	12,650	12,650,000
Petroleum Inspection Fee, 0.10%, 12/04/14	30,000	30,000,000
TECP, ECN, 0.10%, 11/05/14	15,000	15,000,000
TECP, ECN, 0.10%, 12/04/14	24,003	24,003,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.10%, 10/07/14 (b)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, River Shores Regency, AMT (US Bank NA LOC), 0.06%, 10/07/14 (b)	5,105	5,105,000
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Ascension Health, Series II R-14065 (Citibank NA Liquidity Agreement), 0.05%, 10/07/14 (a)(b)(c)	3,000	3,000,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance, Series B-5, 0.10%, 10/01/14 (b)	5,435	5,435,000

		99,193,000

See Notes to Financial Statements.

20	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Schedule of Investments (concluded)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming — 1.6%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.14%, 10/07/14 (b)	$4,000	$4,000,000
County of Converse Wyoming, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.05%, 10/07/14 (b)	6,485	6,485,000
Wyoming (concluded)
County of Uinta Wyoming, Refunding RB, VRDN, Chevron USA Inc. Project, 0.01%, 10/01/14 (b)	33,600	33,600,000

		44,085,000
Total Investments (Cost — $2,855,742,656*) — 100.9%		2,855,742,656
Liabilities in Excess of Other Assets — (0.9)%		(25,078,382)

Net Assets — 100.0%		$2,830,664,274

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$7,039,200	—
Jefferies Co.	4,382,222	—
National Financial Services LLC	8,320,304	—

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,855,742,656	—	$2,855,742,656

[1] See above Schedule of Investments for values in each state or political subdivision.

The Master LLC may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of September 30, 2014, cash of $ 213,940 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2014.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	21

Statement of Assets and Liabilities

September 30, 2014 (Unaudited)	Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $2,855,742,656)	$2,855,742,656
Cash	213,940
Investments sold receivable	2,050,000
Interest receivable	1,434,124
Contributions receivable from investors	90,497
Prepaid expenses	3,840

Total assets	2,859,535,057

Liabilities
Investments purchased payable	28,692,493
Investment advisory fees payable	74,217
Directors’ fees payable	23,332
Other affiliates payable	8,108
Other accrued expenses payable	72,633

Total liabilities	28,870,783

Net Assets	$2,830,664,274

Net Assets Consist of
Investors’ capital	$2,830,664,274

Statement of Operations

Six Months Ended September 30, 2014 (Unaudited)	Master Tax-Exempt LLC

Investment Income
Income	$1,807,569

Expenses
Investment advisory	2,248,941
Accounting services	92,140
Officer	39,980
Custodian	37,054
Professional	30,473
Printing	2,292
Miscellaneous	59,413

Total expenses	2,510,293
Less fees waived by Manager	(1,448,185)

Total expenses after fees waived	1,062,108

Net investment income	745,461

Realized Gain
Net realized gain from investments	175,757

Net Increase in Net Assets Resulting from Operations	$921,218

See Notes to Financial Statements.

22	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Statements of Changes in Net Assets	Master Tax-Exempt LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Operations
Net investment income	$745,461	$1,795,038
Net realized gain	175,757	395,191

Net increase in net assets resulting from operations	921,218	2,190,229

Capital Transactions
Proceeds from contributions	6,534,007,328	12,345,692,114
Value of withdrawals	(6,531,016,624)	(12,594,231,837)

Net increase (decrease) in net assets derived from capital transactions	2,990,704	(248,539,723)

Net Assets
Total increase (decrease) in net assets	3,911,922	(246,349,494)
Beginning of period	2,826,752,352	3,073,101,846

End of period	$2,830,664,274	$2,826,752,352

Financial Highlights	Master Tax-Exempt LLC

	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010

Total Return
Total Return	0.03%	[1]	0.07%	0.15%	0.10%	0.25%	0.42%

Ratio to Average Net Assets
Total expenses	0.17%	[2]	0.17%	0.17%	0.17%	0.16%	0.15%

Total expenses after fees waived	0.07%	[2]	0.08%	0.08%	0.14%	0.16%	0.15%

Net investment income	0.05%	[2]	0.06%	0.15%	0.12%	0.26%	0.43%

Supplemental Data
Net assets, end of period (000)	$2,830,664		$2,826,752	$3,073,102	$3,629,077	$4,383,330	$6,495,521

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	23

Notes to Financial Statements (Unaudited)	Master Tax-Exempt LLC

1. Organization:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. It is anticipated that the net asset value per limited liability company interest of the Master LLC will remain constant so that feeder funds can preserve a net asset value of $1.00 per share, but no assurance can be offered.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rate:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

Prior to July 1, 2014, BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, served as a sub-advisor to the Master LLC pursuant to a sub-advisory agreement with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by the Master LLC to the Manager under the Investment Advisory Agreement. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM terminated.

24	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of daily net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the six months ended September 30, 2014, the Master LLC reimbursed the Manager $14,545 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

The Master LLC may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $308,271,015 and $165,377,456, respectively.

4. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until sometime in 2016, but when implemented may affect the Fund’s operations and return potential.

5. Income Tax Information:

The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2014. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC’s facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	25

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. At the May Meeting, it was noted that the sub-advisory agreement between the Manager and BlackRock Investment Management, LLC with respect to the Master LLC would expire effective July 1, 2014. It was also noted that the non-renewal of the sub-advisory agreement would not result in any change in the nature or quality of services provided to the Master LLC, or in the portfolio management team that serves the Master LLC. BIF Tax-Exempt Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement. For simplicity, (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee

26	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (continued)

levels and breakpoints. The Board further considered the importance of: (i) BlackRock’s management organization; (ii) marketing support for the funds; (iii) services provided to the funds by BlackRock affiliates; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Agreement for a one-year term ending June 30, 2015. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	27

Disclosure of Investment Advisory Agreement (continued)

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, fourth and third quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods. The Board reviewed the performance within the context of the low yield environment that has existed over the past few years.

The quartile standing of the Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products.

28	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Disclosure of Investment Advisory Agreement (continued)

The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLC and the Fund in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and the Fund’s total expense ratio ranked in the third and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to reduce the Master LLC’s/Fund’s expenses as necessary. The voluntary waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, approved the continuation of the Agreement for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agree-

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	29

Disclosure of Investment Advisory Agreement (concluded)

ment to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

30	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Global Chief Compliance Officer of the BlackRock iShares exchange traded funds.

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Fund and Jennifer McGovern became a Vice President of the Fund.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246		Legal Counsel Sidley Austin LLP New York, NY 10019

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	31

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-site at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

32	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2014	33

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFTE-9/14-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 2, 2014

4